Other current assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
The following table provides details related to Other current assets as of December 31, 2021 and 2020:

($ millions)	2021	2020
Current portion of long-term financial investments measured at FVPL	—	12
Current portion of long-term receivables from customers	97	107
Current portion of minimum lease payments from finance lease agreements	28	29
Prepaid expenses	92	93
Other receivables, security deposits and current assets	79	88
Derivative financial instruments	3	3
VAT receivables	105	72
Equity securities in public companies	3	—
Total other current assets	407	404